Cover	Aug. 27, 2025
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Aug. 27, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-42523
Entity Registrant Name	GCL Global Holdings Ltd
Entity Central Index Key	0002002045